SPINNAKER ETF TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

August 28, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:
Fieldstone Merlin Dynamic Large Cap Growth ETF, Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF, and Fieldstone UVA Dividend Value ETF, each a series of the Spinnaker ETF Trust
File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above funds do not differ from those contained in Pre-Effective Amendment No.4 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on August 17, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.
Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Sumeera Younis Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531